Note 5 - Revenue -10-Q	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
5.	REVENUE

Disaggregation of Revenue

The Company believes that the nature, amount, timing, and uncertainty of its revenue and cash flows and how they are affected by economic factors are most appropriately depicted by (i) geographic region, based on the shipping location of the customer, and (ii) type of product or service provided.

Total revenue based on the disaggregation criteria described above is as follows (dollars in thousands):

	Three Months Ended March 31,
	2026		2025
	Revenue	% of revenue	Revenue	% of revenue
Revenue by geographic area
United States	$1,150	100%	$533	86%
Europe	-	0%	80	13%
Rest of the world	-	0%	7	1%
Total	$1,150	100%	$620	100%

Revenue by type
Products	$943	82%	$613	99%
Rentals	207	18%	7	1%
Total	$1,150	100%	$620	100%

Revenue from products includes related services, which represented less than 10% of product revenue for both periods. In the three months ended March 31, 2026, sales included $1.2 million, or 100%, of total revenue to U.S. customers. In the three months ended March 31, 2025, sales included $0.5 million, or 86%, and $0.2 million, or 25%, of total revenue to U.S. and Serbia, respectively. Customer concentrations are disclosed in Note 6.

Contract assets. As of March 31, 2026 and December 31, 2025, there were no contract assets, representing unbilled receivables where revenue was recognized in advance of customer billings.

Remaining Performance Obligations. Remaining Performance Obligations (“RPO”) comprise deferred revenue plus unbilled contract revenue. As of March 31, 2026 and December 31, 2025, there was no RPO.

5.	REVENUE

Disaggregation of Revenue

The Company believes that the nature, amount, timing and uncertainty of its revenue and cash flows and how they are affected by economic factors are most appropriately depicted by (i) geographic region, based on the shipping location of the customer, and (ii) type of product or service provided.

Total revenue based on the disaggregation criteria described above is as follows (in thousands, except percentages):

	Year Ended December 31,
	2025		2024
	Revenue	% of revenue	Revenue	% of revenue
Revenue by geographic area
United States	$4,360	88%	$3,266	74%
Europe	580	12%	991	23%
Rest of the world	-	-%	134	3%
Total	$4,940	100%	$4,391	100%

Revenue by type
Products	$4,746	96%	$4,254	97%
Rentals	194	4%	137	3%
Total	$4,940	100%	$4,391	100%

Revenue from products includes related services, which represented less than 10% of product revenue for both periods. In the year ended December 31, 2025, sales included $658,000 or 13% of total revenue to Serbia. In the year ended December 31, 2024, sales included $135,000 or 3%, $494,000 or 11% and $193,000 or 4% of total revenue to Canada, Serbia and Germany, respectively. Customer concentrations are disclosed in Note 6.

Contract assets. There were no contract assets, representing unbilled receivables where revenue has been recognized in advance of customer billings, as of December 31, 2025 and 2024.

Remaining Performance Obligations. Remaining Performance Obligations (“RPO”) comprise deferred revenue plus unbilled contract revenue. As of December 31, 2025 and 2024, there was no RPO.